Stock Options	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Stock Options
4.	STOCK OPTIONS

As of June 30, 2011, the Board of Directors of the Company granted non-qualified stock options for 462,500 shares of common stock to its employees. Each Option shall be exercisable to the nearest whole share, in installments or otherwise, as the respective Option agreements may provide. Notwithstanding any other provisions of the Option agreement, each Option expires on the date specified in the Option agreement, which date shall not be later than the seventh (7th) anniversary from the grant date of the options. The stock options vested immediately, and are exercisable for a period of seven years from the date of grant at an exercise prices between $2.80 and $2.92 per share, the market value of the Company’s common stock on the date of grant.
6/30/2011
Risk free interest rate	.67% - 3.3%
Stock volatility factor	92.21% - 97.65%
Weighted average expected option life	2 - 7 years
Expected dividend yield	None

A summary of the Company’s stock option activity and related information follows:

	6/30/2011
		Weighted
	Number	average
	of	exercise
	Options	price
Outstanding, beginning of period	387,500	$2.92
Granted	75,000	2.80
Exercised	-	-
Expired	-	-
Outstanding, end of period	462,500	$2.90
Exercisable at the end of period	396,875	$2.60
Weighted average fair value of
options granted during the period		$2.80

Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that is ultimately expected to vest. Stock-based compensation expense recognized in the financial statements of operations during the period ended June 30, 2011, included compensation expense for the stock-based payment awards granted prior to, but not yet vested, as of June 30, 2011 based on the grant date fair value estimated, and compensation expense for the stock-based payment awards granted subsequent to June 30, 2011, based on the grant date fair value estimated. We account for forfeitures as they occur. The stock-based compensation expense recognized in the statement of income during the period ended June 30, 2011 and 2010 is $12,844 and $1,230,000, respectively.

Warrants
During the six months ended June 30, 2011, the Company issued 3,200,000 warrants to purchase 3,200,000 shares of common stock at a price of $1.00 per share through a private placement. At June 30, 2011, the Company had a total of 4,000,000 warrants to purchase 4,000,000 shares of common stock outstanding.